Filed pursuant to Rule 497(a)(1)

File No. 333-149121

Rule 482ad

KOHLBERG CAPITAL ANNOUNCES THAT THE TRANSFERABLE RIGHTS WILL TRADE

THROUGH APRIL 28, 2008 ON THE NASDAQ GLOBAL SELECT MARKET

New York, NY, April 28, 2008 (PRIME NEWSWIRE) — Kohlberg Capital Corporation (NASDAQ: KCAP) announced today that, in connection with its transferable rights offering, the last day that the rights may be traded on the Nasdaq Global Select Market, originally scheduled to be Friday April 25, 2008, will now be today, Monday April 28, 2008 at 4:00 p.m., after which the Company will delist the rights from the Nasdaq Global Select Market. As described in the Company’s prospectus dated March 31, 2008 relating to the rights offering (the “Prospectus”), the rights will expire if they are not exercised by 5:00 p.m., New York City time, on April 28, 2008, the expiration date of the offering, unless extended.

Investors are advised to carefully consider the investment objectives, risks and charges and expenses of Kohlberg Capital Corporation before investing. The Prospectus contains this and other information about Kohlberg Capital Corporation. The Prospectus should be read carefully before investing. A copy of the Prospectus may be obtained from The Altman Group, Inc., the Information Agent, 1200 Wall Street West, 3rd Floor, Lyndhurst, New Jersey 07071, (800) 499-6260.

This press release does not constitute an offer to sell or the solicitation of an offer to buy nor will there be any sale of the shares referred to in this press release in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of such state or jurisdiction.

About Kohlberg Capital Corporation (KCAP):

Kohlberg Capital Corporation is a publicly traded, internally managed business development company. Our middle market investment business originates, structures, finances and manages a portfolio of term loans, mezzanine investments and selected equity securities in middle market companies. Our wholly-owned portfolio company, Katonah Debt Advisors, manages CLO funds that invest in broadly syndicated corporate term loans, high-yield bonds and other credit instruments. Kohlberg Capital Corporation’s filings with the Securities and Exchange Commission, earnings releases, press releases and other financial, operational and governance information are available on the Company’s website at www.kohlbergcapital.com.

The Kohlberg Capital logo is available at http://www.primenewswire.com/newsroom/prs/?pkgid=3121

Forward-Looking Statements:

This press release contains forward-looking statements (i.e., statements that are not historical facts) describing the Company’s future plans and objectives. The matters discussed in this press release, as well as in future oral and written statements by management of Kohlberg Capital Corporation, that are forward-looking statements are based on current management expectations that involve substantial risks and uncertainties which could cause actual results to differ materially from the results expressed in, or implied by, these forward-looking statements. Forward-looking statements relate to future events or our future financial performance. We generally identify forward-looking statements by terminology such as “may,” “will,” “should,” “expects,” “plans,” “anticipates,” “could,” “intends,” “target,” “projects,” “contemplates,” “believes,” “estimates,” “predicts,” “potential” or “continue” or the negative of these terms or other similar words. Important assumptions include our ability to originate new investments, achieve certain margins and levels of profitability, the availability of additional capital, and the ability to maintain certain debt to asset ratios. In light of these and other uncertainties, the inclusion of a projection or forward-looking statement in this press release should not be regarded as a representation by us that our plans or objectives (including, without limitation, our plans to complete the rights offering described in this press release) will be achieved. Further information about factors that could affect our financial and other results is included in our filings with the Securities and Exchange Commission. We do not undertake to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise, except as required to be reported under the rules and regulations of the Securities and Exchange Commission.

Contact:

Kohlberg Capital Corporation

Investor Relations

Denise Rodriguez

(212) 455-8300

info@kohlbergcapital.com